Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Schedule of Intangible Assets	Intangible assets consisted of the following at December 31, 2023 and 2022:
	December 31,	December 31,
	2023	2022
Software development costs	$-	$-
Website	-	3,000
Less: Accumulated amortization	-	(250)
Intangible assets - net	$-	$2,750